Leases (Details) - Schedule of comprise lease expenses - Ambulnz, Inc. [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases (Details) - Schedule of comprise lease expenses [Line Items]
Operating lease expense	$ 446,564	$ 425,117	$ 937,939	$ 797,168	$ 1,828,356	$ 1,347,184
Short-term lease expense	125,745	35,564	193,795	37,814	175,006	82,210
Total lease cost	572,309	460,681	1,131,734	834,982	2,003,362	1,429,394
Finance lease payment					2,122,550	2,583,378
Short-term lease payment
Total lease payments	$ 652,891	$ 521,397	$ 1,254,392	$ 1,043,678	$ 2,122,550	$ 2,583,378